Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2013
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement TextBlock	pimcofunds_SupplementTextBlock

PIMCO Funds

Supplement Dated July 31, 2013 to the
Short Duration Strategy Funds Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and
Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Short Asset Investment and PIMCO Short-Term Funds is 0.50%.

PIMCO Funds

Supplement Dated July 31, 2013 to the
Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO New York Municipal Bond Funds is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond and PIMCO National Intermediate Municipal Bond Funds is 1.00%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Short Duration Municipal Income, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds is 0.50%.

Information pertaining to Class A shares in the PIMCO California Intermediate Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

Information pertaining to Class A shares in the PIMCO California Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

Information pertaining to Class A shares in the PIMCO High Yield Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

Information pertaining to Class A shares in the PIMCO Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

Information pertaining to Class A shares in the PIMCO National Intermediate Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

Information pertaining to Class A shares in the PIMCO New York Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

PIMCO Funds

Supplement Dated July 31, 2013 to the
Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summary for the PIMCO Senior Floating Rate Fund is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Floating Income Fund and the PIMCO Senior Floating Rate Fund is 0.50% and 1.00%, respectively.

Information pertaining to Class A shares in the PIMCO Senior Floating Rate Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

(PIMCO Short Duration Strategy Funds) |
Risk/Return:	rr_RiskReturnAbstract
Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01

PIMCO Funds

Supplement Dated July 31, 2013 to the
Short Duration Strategy Funds Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and
Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Short Asset Investment and PIMCO Short-Term Funds is 0.50%.

(PIMCO Short Duration Strategy Funds) | (PIMCO Short Asset Investment Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
(PIMCO Short Duration Strategy Funds) | (PIMCO Short-Term Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
(PIMCO Tax-Efficient Strategy Funds) |
Risk/Return:	rr_RiskReturnAbstract
Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01

PIMCO Funds

Supplement Dated July 31, 2013 to the
Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO New York Municipal Bond Funds is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond and PIMCO National Intermediate Municipal Bond Funds is 1.00%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Short Duration Municipal Income, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds is 0.50%.

Information pertaining to Class A shares in the PIMCO California Intermediate Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

Information pertaining to Class A shares in the PIMCO California Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

Information pertaining to Class A shares in the PIMCO High Yield Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

Information pertaining to Class A shares in the PIMCO Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:
If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

Information pertaining to Class A shares in the PIMCO National Intermediate Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

Information pertaining to Class A shares in the PIMCO New York Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Intermediate Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	451
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,299
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	451
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	789
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,299
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	453
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,316
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO High Yield Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO High Yield Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,385
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	449
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,270
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	449
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,270
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO National Intermediate Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO National Intermediate Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	454
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	454
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,328
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO New York Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO New York Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	451
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,299
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	451
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	789
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,299
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO Short Duration Municipal Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
(PIMCO Credit Bond Funds) |
Risk/Return:	rr_RiskReturnAbstract
Operating Expese Supplement [Text Block]	pimcofunds_SupplementTextBlock01

PIMCO Funds

Supplement Dated July 31, 2013 to the
Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summary for the PIMCO Senior Floating Rate Fund is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Floating Income Fund and the PIMCO Senior Floating Rate Fund is 0.50% and 1.00%, respectively.

Information pertaining to Class A shares in the PIMCO Senior Floating Rate Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

(PIMCO Credit Bond Funds) | (PIMCO Floating Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	0.50%
(PIMCO Credit Bond Funds) | (PIMCO Senior Floating Rate Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	483
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	483
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	958
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,665